Grading Indicators Related to Bank's Retail Loans and Wholesale Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 7,376,179.0	$ 113,288.0	₨ 5,988,909.7
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,162,814.4	33,217.8	1,939,948.4
Wholesale loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,116,499.3	32,506.5	1,893,736.5
Wholesale loans | Labeled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	13,502.3	207.4	15,936.2
Wholesale loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	32,812.8	503.9	30,275.7
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	5,213,364.6	80,070.2	4,048,961.3
Retail Loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	75,904.5		52,704.0
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	885,234.7	13,596.0	720,657.8
Retail Loans | Auto loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	8,634.5		6,105.6
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,187,127.1	18,232.6	841,806.8
Retail Loans | Personal loans/Credit card | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	10,150.9		6,467.4
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,305,219.8	20,046.4	913,720.2
Retail Loans | Retail Business Banking | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	25,547.2		21,060.1
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	595,813.6	9,150.9	460,365.2
Retail Loans | Commercial vehicle and construction equipment finance | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	6,968.1		6,086.6
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	362,718.1	5,570.9	383,866.9
Retail Loans | Housing loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,899.5		1,678.2
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	877,251.3	13,473.4	728,544.4
Retail Loans | Other Retail | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	22,704.3		11,306.1
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	7,267,461.7	$ 111,618.2	5,905,930.0
Performing | Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	5,137,460.1		3,996,257.3
Performing | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	876,600.2		714,552.2
Performing | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,176,976.2		835,339.4
Performing | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,279,672.6		892,660.1
Performing | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	588,845.5		454,278.6
Performing | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	360,818.6		382,188.7
Performing | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 854,547.0		₨ 717,238.3